Trading assets and liabilities	6 Months Ended
Jun. 30, 2013
Trading assets and liabilities
Note 14 Trading assets and liabilities

end of	2Q13	1Q13	4Q12	2Q12
Trading assets (CHF million)
Debt securities	116,923	132,709	135,871	160,166
Equity securities [1]	78,281	85,087	74,895	68,829
Derivative instruments [2]	39,240	33,312	33,208	42,014
Other	11,390	13,093	12,425	13,049
Trading assets	245,834	264,201	256,399	284,058
Trading liabilities (CHF million)
Short positions	49,214	52,348	51,303	67,239
Derivative instruments [2]	40,703	39,142	39,513	48,543
Trading liabilities	89,917	91,490	90,816	115,782
1 Including convertible bonds.
2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments

end of	2Q13	1Q13	4Q12	2Q12
Cash collateral – netted (CHF million) [1]
Cash collateral paid	31,514	35,137	36,662	39,816
Cash collateral received	28,102	31,626	33,373	37,637
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	10,212	12,030	10,904	13,221
Cash collateral received	13,047	13,399	12,224	12,978
1 Recorded as cash collateral netting on derivative instruments in Note 20 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 17 – Other assets and other liabilities.